Long-term debt (Schedule of borrowings) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total debt	$ 1,107.5	$ 1,287.5
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	1,111.1	1,190.6	$ 1,188.1
Senior secured revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	$ (3.6)	$ 96.9	$ (4.0)